Share-based Compensation - Share-based compensation expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Share-based Compensation
Total	¥ 26,755	$ 3,768	¥ 29,233	¥ 37,359
Cost of revenues
Share-based Compensation
Total	3,845	542	7,052	11,484
Selling and marketing expenses
Share-based Compensation
Total	2,012	283	2,259	3,431
General and administrative expenses
Share-based Compensation
Total	9,458	1,332	9,659	12,496
Research and development expenses
Share-based Compensation
Total	¥ 11,440	$ 1,611	¥ 10,263	¥ 9,948